COMMITMENTS	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
COMMITMENTS
43	COMMITMENTS

During 2018, the Group entered into shipbuilding contracts for the construction of a two bulk carriers. Under the terms of the agreements, the subsidiary was committed to payments for these ships under construction. The following has been authorised:

	2019	2018
	US$’000	US$’000

Due within 1 year	2,510	47,498
Due within 2 to 5 years	-	-
	2,510	47,498

The expenditure will be financed out of cash resources from operations and bank loans.